Shareholder Fees - FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-RetailComboPRO	Dec. 30, 2023 USD ($)
FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-RetailComboPRO | Fidelity Sustainable International Equity Fund
Shareholder Fees:
(fees paid directly from your investment)	none